Revenue and Segment Information (Details) - Schedule of Revenue by Geographic Location - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue and Segment Information (Details) - Schedule of Revenue by Geographic Location [Line Items]
Revenue	$ 373,676	$ 364,405	$ 144,311
Malaysia [Member]
Revenue and Segment Information (Details) - Schedule of Revenue by Geographic Location [Line Items]
Revenue	373,676	364,405	58,380
Hong Kong [Member]
Revenue and Segment Information (Details) - Schedule of Revenue by Geographic Location [Line Items]
Revenue			2,974
China [Member]
Revenue and Segment Information (Details) - Schedule of Revenue by Geographic Location [Line Items]
Revenue			5,116
USA [Member]
Revenue and Segment Information (Details) - Schedule of Revenue by Geographic Location [Line Items]
Revenue			$ 77,841